Retirement Benefit Plans - Schedule of Future Deficit Payments (Detail) - BTPS [Member] £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
2018 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	£ 850
2019 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	2,000
2020 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	1,250
2021 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	900
2022 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	900
2023 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2024 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2025 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2026 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2027 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2028 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2029 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	907
2030 [Member]
Disclosure of deficit contribution plans [Line Items]
Deficit contribution (£m)	£ 907